Number of Reserved and Authorized Shares Under the Equity Incentive Plans (Detail) - shares	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options outstanding	7,778,108	8,160,625
Stock unit outstanding	2,408,346	2,336,762
Ordinary shares available for issuance under the Equity Incentive Plans	2,905,777
Total Reserved and Authorized Shares as of December 31, 2022	13,092,231
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	2,219,853	2,231,167
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock unit outstanding	188,493	105,595